Equity Capital and Earnings Per share - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Billions		11 Months Ended	12 Months Ended
	Feb. 21, 2023 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Feb. 03, 2022 $ / shares
NCIB [Member]
Disclosure of Dividends [line items]
Total Cost of Share | $			$ 1.6
Stock repurchased and retired during period value		$ 2,100	$ 0.2
Stock repurchased during the period shares			6,900,000	6,900,000
Percentage of shares purchased for cancellation to issued and outstanding shares					4.40%
Stock repurchased and retired during period shares		85,800,000	62,600,000	62,600,000
Par value per share | (per share)			$ 25.47		$ 23.99
Options And Deferred Share Units [Member]
Disclosure of Dividends [line items]
Number of instruments outstanding in a share based payment arrangement		21,000,000	17,000,000
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid | $ / shares			$ 0.4
NCIB Two Thousand And Twenty Three [Member]
Disclosure of Dividends [line items]
Common Stock Shares Authorised For Repurchase	55,700,000
Total Cost of Share | $			$ 1.4
Share repurchase date of expiry	Feb. 23, 2023
Stock repurchased and retired during period shares			55,700,000	55,700,000
Par value per share | $ / shares			$ 25.48
NCIB Two Thousand And Twenty Three [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Percentage of the companys issued and outstanding common shares	3.00%
NCIB Two Thousand And Twenty Four [Member]
Disclosure of Dividends [line items]
Percentage of shares purchased for cancellation to issued and outstanding shares			2.80%
Stock repurchased and retired during period shares			50,000,000	50,000,000
NCIB Two Thousand Twenty Two And NCIB Two Thouand And Twenty Three [Member] | Retained earnings [member]
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions | $				$ 850
NCIB Two Thousand Twenty Two And NCIB Two Thouand And Twenty Three [Member] | Issued capital [Member]
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions | $				$ 745